Income Tax - Summary of Profit Before Tax Differences Calculated (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of Effective Tax Rate [Line Items]
Profit before tax	£ 493	£ 323	£ 177
Tax calculated at UK rate (2023: 23.5%; 2022: 19%; 2021: 19%)	(116)	(62)	(34)
Effect of overseas tax rates	(1)	(12)	(24)
Effect of UK rate change	(1)	3	25
Intra-group financing benefit	0	0	7
Net expense not subject to tax	(3)	(9)	(9)
Gains and losses on sale of businesses not subject to tax	5	2	4
Unrecognised tax losses	1	3	9
Benefit from changes in local tax law	0	0	11
Benefit from US accounting method changes	0	0	11
Movement in provisions for tax uncertainties – current year	(2)	(23)	0
Adjustments in respect of prior years – movement in provisions for tax uncertainties	1	13	0
Adjustments in respect of prior years – other	3	6	1
Total tax (charge)/credit	£ (113)	£ (79)	£ 1
Tax rate reflected in earnings	23.00%	24.50%	(0.60%)
UK [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ (54)	£ (41)	£ 27
Overseas [member]
Reconciliation of Effective Tax Rate [Line Items]
Total tax (charge)/credit	£ (59)	£ (38)	£ (26)